UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00032

Fundamental Investors, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

Fundamental Investors

[photo of Bow River and a Canadian Pacific train on Morant's Curve in Lake Louise, Alberta, Canada]

Semi-annual report for the six months ended June 30, 2009

Fundamental InvestorsSM seeks long-term growth of capital and income primarily through investments in common stocks.

This fund is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2009:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–33.02%	0.79%	1.60%

The total annual fund operating expense ratio was 0.67% for Class A shares for the 12 months ended June 30, 2009. Please note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 26 to 31 and the Expense Example on pages 32 to 34, which are annualized for the six-month period ended June 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 31 for details.

Results for other share classes can be found on page 5.

Equity investments are subject to market fluctuations. Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

[photo of Bow River and a Canadian Pacific train on Morant's Curve in Lake Louise, Alberta, Canada]

Fellow shareholders:

Shares of Fundamental Investors gained 9.2% for the six months ended June 30, 2009. This return assumes reinvestment of quarterly dividends totaling 24 cents a share.

The fund’s return exceeded those of its primary benchmarks. The unmanaged Standard & Poor’s 500 Composite Index rose 3.2%, and the Lipper Growth & Income Funds Index, a measure of the fund’s category peers, climbed 5.3%.

Fundamental Investors’ results also surpassed the 6.8% figure attained by the MSCI World Index, a measure of stock markets in 23 developed nations. We believe the global perspective this index provides is valuable given the fund’s ability to invest up to 30% of its assets outside the United States and Canada.

Amid the tumultuous market conditions and negative returns of the past year, we have urged shareholders to take a long-term perspective on their investments. We continue to do so. As you can see in the table below, while Fundamental Investors trailed two of the three indexes for the most recent 12 months, it outpaced all its benchmarks for the other periods shown.

[Begin Sidebar]
Results at a glance

For periods ended June 30, 2009, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]

Fundamental Investors
(Class A shares)	9.2%	–28.9%	2.0%	2.2%	12.0%

Standard & Poor’s 500
Composite Index[2]	3.2	–26.2	–2.2	–2.2	10.7

Lipper Growth and
Income Funds Index[3]	5.3	–25.7	–1.7	–0.8	10.1

MSCI World Index[2]	6.8	–29.0	0.6	–0.4	9.8

[1] Since Capital Research and Management Company began managing the fund on August 1, 1978.
[2] The indexes are unmanaged and their results do not reflect the effect of sales charges, commissions or expenses.
[3] The Lipper index does not reflect the effect of sales charges.
[End Sidebar]

A down and up period
For investors, the six months ended June 30 were a tale of contrasting halves. The first nine weeks of the year saw stocks in near freefall as the ongoing effects of the financial crisis continued to resonate throughout the economy. Uncertainty dominated as trade and industrial production dropped, and significant GDP contraction and rising unemployment were felt worldwide.

In early March, however, stocks began to rally. Though economic and earnings data remained weak, investors increasingly believed that aggressive fiscal and monetary policy would ward off a global economic collapse, and many began to move off the sidelines. Stock markets worldwide posted sizable gains during the March to May period before leveling off in June.

Financials led both the first-half decline and the second-half rally. In addition, energy and materials stocks, which had experienced striking downturns in the prior months, rose sharply, as hopes for a global recovery bolstered prices for both commodities and their suppliers.

The U.S. dollar weakened considerably relative to the Canadian and Australian dollars, as well as the British pound. It slipped slightly against the euro and gained on the Japanese yen and Swiss franc.

A look at the portfolio
The fund benefited from our holdings in the energy, and metals and mining areas, both of which rebounded strongly from very depressed levels. We were rewarded for our long-term investing approach as, by and large, we believed in the fundamental value of these companies and retained our investments in spite of the pronounced price deterioration they had experienced.

Leading the way was the fund’s largest holding, Suncor Energy, which jumped 56.3%. Other big gainers in the energy sector included Murphy Oil (22.5%) and Occidental Petroleum (9.7%). Chevron (–10.4%) was among a handful that turned in negative results. Among mining companies, global giants Freeport McMoRan (105.0%) and Rio Tinto (58.8%) surged ahead, while Newmont Mining (0.4%) narrowly edged into positive territory.

A variety of companies within the information technology sector also bolstered returns. Apple (66.9%), Google (37.0%) and Yahoo! (28.4%), as well as top 10 holdings Microsoft (22.3%) and Oracle (20.8%) all surged.

Larger holdings that detracted from results were scattered across a handful of industries. Among them were Citigroup (–55.7%), Eli Lilly (–14.0%), Wal-Mart (–13.6%), AT&T (–12.8%) and Lowe’s (–9.8%).

[Begin Sidebar]
Fundamental Investors’ 10 largest holdings

Company	Percent of net assets

Suncor Energy	3.0%
Oracle	2.2
Merck	2.1
Microsoft	2.1
JPMorgan Chase	1.9
Coca-Cola	1.5
McDonald’s	1.5
Roche	1.4
Wells Fargo	1.4
Yahoo!	1.4
[End Sidebar]

Putting cash to work
Our holdings in cash and equivalents currently stand at 5.3%, down from 11.8% of fund assets on December 31, 2008. This reduction attests to our belief that there have been attractive opportunities in the market.

With the market downturn pushing solid companies from many industries into attractive valuation ranges, we made considerable increases to our financials, utilities and media holdings. Yet our focus, as always, is on companies rather than sectors. A partial list of new or expanded investments reveals a diverse group including Disney, Coca-Cola, JPMorgan Chase, Merck, medical device manufacturer Medtronic, education services company Strayer, electric utility Exelon and Spanish telecom giant Telefónica.

Our approach to selling or trimming assets was similarly selective. Finding what we believed were better opportunities in other areas, we sold our position in Nokia, which was the fund’s largest holding when we last reported to you. In addition, we reduced some of our holdings in metals and mining, as well as some industrial firms.

A word on income
The credit crisis and economic downturn have created challenging conditions for funds that seek to provide regular quarterly income to shareholders. Put simply, tighter credit and heightened uncertainty over future business conditions have made companies more reluctant to pay dividends. Some have reduced them and many have held off on increases. A significant number, including many of the banks and financial institutions that had been dividend stalwarts, have eliminated them altogether. Despite those challenges, Fundamental Investors has not reduced its dividend.

The road ahead
While we don’t yet know whether the various stimulus efforts will be sufficient to spark an economic recovery, we believe many of the building blocks are in place for a rebound. This belief, coupled with what we regard as attractive valuations for stocks, makes us hopeful. Indeed, an unsettled environment often produces significant investment opportunities, and we will remain diligent in our efforts to identify them.

Thank you for your continuing commitment to long-term investing.

Sincerely,

/s/ James F. Rothenberg

James F. Rothenberg
Vice Chairman

/s/ Dina N. Perry

Dina N. Perry
President

August 10, 2009

The fund’s 30-day yield for Class A shares as of July 31, 2009, calculated in accordance with the Securities and Exchange Commission formula, was 1.53%. The fund’s distribution rate for Class A shares as of that date was 1.89%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

For current information about the fund, visit americanfunds.com.

Other share class results

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2009:

	1 year	5 years	Life of class
Class B shares[1] — first sold 3/15/00
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares are
sold within six years of purchase	–32.96%	0.86%	1.02%
Not reflecting CDSC	–29.48	1.21	1.02

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–30.20	1.16	1.39
Not reflecting CDSC	–29.50	1.16	1.39

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–28.93	1.97	2.20

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	–25.42	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–33.05	0.72	2.42
Not reflecting maximum sales charge	–28.96	1.92	3.25

Class 529-B shares[1,4] — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–33.01	0.73	2.61
Not reflecting CDSC	–29.54	1.08	2.61

Class 529-C shares[4] — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–30.25	1.08	2.38
Not reflecting CDSC	–29.56	1.08	2.38

Class 529-E shares[2,4] — first sold 3/7/02	–29.20	1.60	2.15

Class 529-F-1 shares[2,4] — first sold 9/23/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–28.83	2.07	7.03

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 26 to 31 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Summary investment portfolio, June 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see page 36.

[begin pie chart]
Industry sector diversification	(percent of net assets)

Information technology	17.23%
Energy	13.32
Health Care	11.70
Industrials	9.72
Financials	9.15
Other industries	33.13
Bonds & Notes	0.28
Short-term securities & other assets less liabilities	5.29
Rights	0.15
Convertible securities	0.03
[end pie chart]

Country diversification	(percent of net assets)
United States	71.8%
Euro zone *	7.1
Canada	5.5
United Kingdom	3.2
Switzerland	3.0
Other countries	3.8
Bonds, short-term securities & other assets less liabilities	5.6

*Countries using the euro as a common currency; those represented in the fund's portfolio are France, Germany, Ireland, Italy, Netherlands, and Spain.

			Percent
		Value	of net
Common stocks - 94.25%	Shares	(000)	assets

Information technology - 17.23%
Oracle Corp.	38,391,979	$822,356	2.23%
Microsoft Corp.	32,295,000	767,652	2.08
Yahoo! Inc. (1)	32,160,000	503,626	1.36
Google Inc., Class A (1)	1,170,000	493,260	1.34
Apple Inc. (1)	2,845,000	405,213	1.10
Cisco Systems, Inc. (1)	21,393,500	398,775	1.08
Corning Inc.	24,270,000	389,776	1.06
Intuit Inc. (1)	10,075,000	283,712	.77
SAP AG (ADR)	7,000,000	281,330	.76
Other securities		2,016,242	5.45
		6,361,942	17.23

Energy - 13.32%
Suncor Energy Inc.	36,016,206	1,095,822	2.97
Occidental Petroleum Corp.	7,304,244	480,692	1.30
Murphy Oil Corp.	4,343,636	235,946	.64
Tenaris SA (ADR)	8,610,000	232,814	.63
CONSOL Energy Inc. (2)	6,700,000	227,532	.62
FMC Technologies, Inc. (1)	6,000,400	225,495	.61
EnCana Corp.	4,300,000	213,317	.58
Other securities		2,203,810	5.97
		4,915,428	13.32

Health care - 11.70%
Merck & Co., Inc.	28,040,800	784,021	2.12
Roche Holding AG (3)	3,820,000	519,969	1.41
Medtronic, Inc.	13,625,000	475,376	1.29
Eli Lilly and Co.	13,285,000	460,192	1.25
Other securities		2,081,418	5.63
		4,320,976	11.70

Industrials - 9.72%
Deere & Co.	10,600,000	423,470	1.15
Union Pacific Corp.	6,100,000	317,566	.86
Emerson Electric Co.	8,000,000	259,200	.70
Schneider Electric SA (3)	3,157,277	241,390	.65
Boeing Co.	5,500,000	233,750	.63
Other securities		2,114,297	5.73
		3,589,673	9.72

Financials - 9.15%
JPMorgan Chase & Co.	20,780,000	708,806	1.92
Wells Fargo & Co.	20,869,700	506,299	1.37
U.S. Bancorp	21,952,000	393,380	1.06
Bank of America Corp.	22,000,000	290,400	.79
Berkshire Hathaway Inc., Class A (1)	2,945	265,050	.72
ACE Ltd.	5,400,000	238,842	.65
Other securities		976,724	2.64
		3,379,501	9.15

Materials - 7.48%
Syngenta AG (3)	2,025,400	470,565	1.27
Rio Tinto PLC (3)	9,509,978	330,911	.90
Potash Corp. of Saskatchewan Inc.	2,634,100	245,103	.66
Other securities		1,715,613	4.65
		2,762,192	7.48

Consumer discretionary - 7.26%
McDonald's Corp.	9,456,400	543,648	1.47
Lowe's Companies, Inc.	13,700,000	265,917	.72
Home Depot, Inc.	10,000,000	236,300	.64
Other securities		1,634,848	4.43
		2,680,713	7.26

Consumer staples - 6.24%
Coca-Cola Co.	11,360,000	545,166	1.48
Wal-Mart Stores, Inc.	8,400,000	406,896	1.10
Philip Morris International Inc.	9,224,800	402,386	1.09
Altria Group, Inc.	14,175,100	232,330	.63
Other securities		716,805	1.94
		2,303,583	6.24

Utilities - 4.49%
Exelon Corp.	5,860,900	300,137	.81
GDF Suez (3)	6,029,861	225,190	.61
Other securities		1,130,890	3.07
		1,656,217	4.49

Telecommunication services - 3.03%
Verizon Communications Inc.	13,800,000	424,074	1.15
AT&T Inc.	10,350,000	257,094	.70
Telefónica, SA (3)	9,500,000	215,343	.58
Other securities		220,820	.60
		1,117,331	3.03

Miscellaneous - 4.63%
Other common stocks in initial period of acquisition		1,707,900	4.63

Total common stocks (cost: $36,627,485,000)		34,795,456	94.25

			Percent
		Value	of net
Rights - 0.15%		(000)	assets

Miscellaneous - 0.15%
Other rights in initial period of acquisition		55,238	.15

Total rights (cost: $37,154,000)		55,238	.15

			Percent
		Value	of net
Convertible securities - 0.03%		(000)	assets

Miscellaneous - 0.03%
Other convertible securities in initial period of acquisition		10,062	.03

Total convertible securities (cost: $8,750,000)		10,062	.03

	Principal		Percent
	amount	Value	of net
Bonds & notes - 0.28%	(000)	(000)	assets
Other - 0.28%
Other securities		103,291	.28

Total bonds & notes (cost: $99,441,000)		103,291	.28

	Principal		Percent
	amount	Value	of net
Short-term securities - 5.30%	(000)	(000)	assets

Federal Home Loan Bank 0.17%-0.57% due 7/2-10/13/2009	$416,494	416,351	1.13
Freddie Mac 0.15%-1.00% due 7/13/2009-2/4/2010	395,900	395,637	1.07
U.S. Treasury Bills 0.14%-0.67% due 7/2-11/19/2009	369,180	369,045	1.00
Coca-Cola Co. 0.32%-0.55% due 7/24-8/11/2009 (4)	113,500	113,486	.31
Jupiter Securitization Co., LLC 0.25%-0.28% due 7/16-8/10/2009 (4)	76,900	76,886	.21
Eli Lilly and Co. 0.50% due 7/8/2009 (4)	36,000	35,998	.10
Medtronic Inc. 0.20% due 7/14/2009 (4)	24,727	24,725	.07
Microsoft Corp. 0.19% due 7/28/2009 (4)	15,000	14,998	.04
Other securities		509,080	1.37

Total short-term securities (cost: $1,955,748,000)		1,956,206	5.30

Total investment securities (cost: $38,728,578,000)		36,920,253	100.01
Other assets less liabilities		(3,496)	(0.01)

Net assets		$36,916,757	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio.  Further details on these holdings and related transactions during the six months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliatesat 6/30/09 (000)
Strayer Education, Inc.	-	725,000	-	725,000	$463	$158,130
Grafton Group PLC, units (3)	14,650,000	312,000	-	14,962,000	949	55,193
Corporate Executive Board Co.	2,304,200	-	-	2,304,200	1,244	47,835
FMC Technologies, Inc. (1) (5) (6)	6,200,000	322,400	522,000	6,000,400	-	-
					$2,656	$261,158

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 10/2/2003 at a cost of $61,372,000) may be subject to legal or contractual restrictions on resale.

(3) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $5,169,473,000, which represented 14.00% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $580,842,000, which represented 1.57% of the net assets of the fund.

(5) This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2008; it was not publicly disclosed.
(6) Unaffiliated issuer at 6/30/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $38,263,855)	$36,659,095
Affiliated issuers (cost: $464,723)	261,158	$36,920,253
Cash denominated in currencies other than U.S. dollars (cost: $4,142)		4,106
Cash		116
Receivables for:
Sales of investments	2,965
Sales of fund's shares	83,809
Dividends and interest	77,566	164,340
		37,088,815
Liabilities:
Payables for:
Purchases of investments	76,195
Repurchases of fund's shares	69,731
Investment advisory services	7,909
Services provided by affiliates	15,784
Directors' deferred compensation	2,030
Other	409	172,058
Net assets at June 30, 2009		$36,916,757

Net assets consist of:
Capital paid in on shares of capital stock		$44,616,604
Undistributed net investment income		204,837
Accumulated net realized loss		(6,096,368)
Net unrealized depreciation		(1,808,316)
Net assets at June 30, 2009		$36,916,757

See Notes to Financial Statements

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 2,500,000 shares, $1.00 par value (1,367,602 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$25,798,508	955,321	$27.01
Class B	851,557	31,614	26.94
Class C	1,569,771	58,333	26.91
Class F-1	3,027,843	112,171	26.99
Class F-2	413,224	15,302	27.00
Class 529-A	559,831	20,746	26.99
Class 529-B	59,452	2,204	26.98
Class 529-C	168,696	6,255	26.97
Class 529-E	24,967	926	26.97
Class 529-F-1	23,483	871	26.97
Class R-1	79,614	2,958	26.91
Class R-2	435,671	16,193	26.91
Class R-3	1,299,789	48,217	26.96
Class R-4	1,219,391	45,223	26.96
Class R-5	1,057,530	39,145	27.02
Class R-6	327,430	12,123	27.01

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $28.66 and $28.64, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $21,207; also includes $2,656 from affiliates)	$431,402
Interest	17,241	$448,643

Fees and expenses*:
Investment advisory services	43,102
Distribution services	48,702
Transfer agent services	22,442
Administrative services	8,001
Reports to shareholders	1,885
Registration statement and prospectus	1,181
Directors' compensation	462
Auditing and legal	21
Custodian	582
State and local taxes	2
Other	1,425	127,805
Net investment income		320,838

Net realized loss and unrealized appreciation on investments and currency:
Net realized (loss) gain on:
Investments (including $9,427 net gain from affiliate)	(3,067,246)
Currency transactions	4,835	(3,062,411)
Net unrealized appreciation on:
Investments	5,627,866
Currency translations	282	5,628,148
Net realized loss and unrealized appreciation on investments and currency		2,565,737
Net increase in net assets resulting from operations		$2,886,575

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended June 30, 2009*	December 31, 2008
Operations:
Net investment income	$320,838	$745,138
Net realized loss on investments and currency transactions	(3,062,411)	(3,028,217)
Net unrealized appreciation (depreciation) on investments and currency translations	5,628,148	(19,833,779)
Net increase (decrease) in net assets resulting from operations	2,886,575	(22,116,858)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(315,931)	(721,047)
Distributions from net realized gain on investments	-	(316,888)
Total dividends and distributions paid to shareholders	(315,931)	(1,037,935)

Net capital share transactions	256,291	6,867,554

Total increase (decrease) in net assets	2,826,935	(16,287,239)

Net assets:
Beginning of period	34,089,822	50,377,061
End of period (including undistributed
net investment income: $204,837 and $199,930, respectively)	$36,916,757	$34,089,822

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                             unaudited

1. Organization and significant accounting policies

Organization – Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency fluctuations and controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005, by state tax authorities for tax years before 2004 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation –Dividend income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$201,756
Capital loss carryforward expiring in 2016*	(1,885,675)
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)†	(1,140,924)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†These deferrals are considered incurred in the subsequent year.

As of June 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$4,404,829
Gross unrealized depreciation on investment securities	(6,213,463)
Net unrealized depreciation on investment securities	(1,808,634)
Cost of investment securities	38,728,887

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2009			Year ended December 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$230,933	$-	$230,933	$557,598	$241,668	$799,266
Class B	4,948	-	4,948	11,804	10,319	22,123
Class C	8,504	-	8,504	16,584	13,050	29,634
Class F-1	27,934	-	27,934	60,738	21,382	82,120
Class F-2*	1,536	-	1,536	779	-	779
Class 529-A	4,813	-	4,813	9,941	4,136	14,077
Class 529-B	296	-	296	570	506	1,076
Class 529-C	821	-	821	1,515	1,251	2,766
Class 529-E	176	-	176	360	187	547
Class 529-F-1	215	-	215	424	134	558
Class R-1	402	-	402	628	389	1,017
Class R-2	2,054	-	2,054	3,842	3,036	6,878
Class R-3	9,446	-	9,446	16,994	7,755	24,749
Class R-4	10,157	-	10,157	17,908	6,485	24,393
Class R-5	12,121	-	12,121	21,362	6,590	27,952
Class R-6†	1,575	-	1,575	-	-	-
Total	$315,931	$-	$315,931	$721,047	$316,888	$1,037,935

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.232% on such assets in excess of $55 billion. For the six months ended June 30, 2009, the investment advisory services fee was $43,102,000, which was equivalent to an annualized rate of 0.260% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5, and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended June 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$26,836	$21,676	Not applicable	Not applicable	Not applicable
Class B	4,152	766	Not applicable	Not applicable	Not applicable
Class C	7,044	Included in administrative services	$1,057	$218	Not applicable
Class F-1	3,333		2,020	139	Not applicable
Class F-2	Not applicable		104	6	Not applicable
Class 529-A	469		327	53	$245
Class 529-B	268		36	12	27
Class 529-C	734		98	27	74
Class 529-E	54		14	2	11
Class 529-F-1	-		14	2	10
Class R-1	327		43	22	Not applicable
Class R-2	1,415		279	697	Not applicable
Class R-3	2,795		820	314	Not applicable
Class R-4	1,275		745	21	Not applicable
Class R-5	Not applicable		527	11	Not applicable
Class R-6*	Not applicable		26	- †	Not applicable
Total	$48,702	$22,442	$6,110	$1,524	$367
* Class R-6 was offered beginning May 1, 2009.
† Amount less than one thousand.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $462,000, shown on the accompanying financial statements, includes $252,000 in current fees (either paid in cash or deferred) and a net increase of $210,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$6,153,024	$208,918	*	$-	$6,361,942
Energy	4,610,905	304,523	*	-	4,915,428
Health care	3,506,082	814,894	*	-	4,320,976
Industrials	3,077,527	512,146	*	-	3,589,673
Financials	3,002,295	377,206	*	-	3,379,501
Materials	1,554,898	1,207,294	*	-	2,762,192
Consumer discretionary	2,574,546	106,167	*	-	2,680,713
Consumer staples	2,100,505	203,078	*	-	2,303,583
Utilities	1,160,739	495,478	*	-	1,656,217
Telecommunication services	724,743	392,588	*	-	1,117,331
Miscellaneous	1,215,957	491,943	*	-	1,707,900
Rights	-	55,238	*	-	55,238
Convertible securities	10,062	-		-	10,062
Bonds & notes		103,291			103,291
Short-term securities	-	1,956,206		-	1,956,206

Total	$29,691,283	$7,228,970		$-	$36,920,253

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,169,473,000 of investment securities were classified as Level 2 instead of Level 1.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends and distributions		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2009
Class A	$2,155,302	87,072	$219,846	9,080	$(2,819,928)	(119,188)	$(444,780)	(23,036)
Class B	51,677	2,137	4,740	197	(188,402)	(7,808)	(131,985)	(5,474)
Class C	164,613	6,656	8,131	336	(178,859)	(7,644)	(6,115)	(652)
Class F-1	560,408	22,594	24,140	999	(691,596)	(28,805)	(107,048)	(5,212)
Class F-2	341,733	12,945	1,269	51	(32,972)	(1,363)	310,030	11,633
Class 529-A	55,368	2,257	4,810	199	(26,649)	(1,132)	33,529	1,324
Class 529-B	3,504	147	296	12	(2,906)	(121)	894	38
Class 529-C	18,741	763	820	34	(10,004)	(426)	9,557	371
Class 529-E	2,850	116	175	8	(1,184)	(51)	1,841	73
Class 529-F-1	3,060	125	215	9	(1,474)	(62)	1,801	72
Class R-1	20,973	852	400	16	(8,244)	(343)	13,129	525
Class R-2	89,966	3,700	2,052	85	(54,965)	(2,302)	37,053	1,483
Class R-3	283,096	11,509	9,442	388	(147,139)	(6,120)	145,399	5,777
Class R-4	302,262	12,122	10,153	418	(122,104)	(5,062)	190,311	7,478
Class R-5	397,000	15,650	11,769	489	(517,585)	(20,090)	(108,816)	(3,951)
Class R-6(2)	310,048	12,069	1,575	59	(132)	(5)	311,491	12,123
Total net increase
(decrease)	$4,760,601	190,714	$299,833	12,380	$(4,804,143)	(200,522)	$256,291	2,572

Year ended December 31, 2008
Class A	$7,911,594	231,401	$763,364	22,342	$(6,050,793)	(191,212)	$2,624,165	62,531
Class B	276,235	7,940	21,439	636	(363,229)	(10,840)	(65,555)	(2,264)
Class C	785,133	22,623	28,519	865	(416,578)	(13,019)	397,074	10,469
Class F-1	2,763,196	78,243	72,793	2,178	(1,213,116)	(39,270)	1,622,873	41,151
Class F-2(3)	116,845	4,125	650	25	(12,665)	(481)	104,830	3,669
Class 529-A	190,435	5,390	14,075	417	(50,723)	(1,537)	153,787	4,270
Class 529-B	14,144	400	1,076	33	(5,318)	(159)	9,902	274
Class 529-C	62,565	1,765	2,766	84	(19,014)	(572)	46,317	1,277
Class 529-E	7,990	228	547	16	(2,522)	(75)	6,015	169
Class 529-F-1	14,406	390	558	17	(2,864)	(88)	12,100	319
Class R-1	55,324	1,583	1,012	32	(18,085)	(537)	38,251	1,078
Class R-2	240,522	6,876	6,875	210	(120,579)	(3,509)	126,818	3,577
Class R-3	835,509	23,703	24,701	750	(317,096)	(9,313)	543,114	15,140
Class R-4	850,916	23,655	24,370	735	(258,547)	(7,396)	616,739	16,994
Class R-5	800,099	24,178	27,167	814	(196,142)	(5,773)	631,124	19,219
Total net increase
(decrease)	$14,924,913	432,500	$989,912	29,154	$(9,047,271)	(283,781)	$6,867,554	177,873

(1) Includes exchanges between share classes of the fund.
(2)Class R-6 was offered beginning May 1, 2009.
(3)Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,923,403,000 and $5,614,329,000, respectively, during the six months ended June 30, 2009.

8. Subsequent events

As of August 10, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income (3)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(3)(5)

Class A:	Six months ended 6/30/2009(6)	$24.98	$.25	$2.02	$2.27	$(.24)	$-	$(.24)	$27.01	9.20%	$25,798	.71	%(7)	.71	%(7)	2.00	%(7)
	Year ended 12/31/2008	42.45	.60	(17.23)	(16.63)	(.58)	(.26)	(.84)	24.98	(39.70)	24,443	.63		.61		1.70
	Year ended 12/31/2007	40.05	1.03	4.39	5.42	(.95)	(2.07)	(3.02)	42.45	13.55	38,877	.60		.57		2.40
	Year ended 12/31/2006	35.40	.62	6.16	6.78	(.56)	(1.57)	(2.13)	40.05	19.24	32,187	.61		.58		1.60
	Year ended 12/31/2005	32.25	.58	3.16	3.74	(.59)	-	(.59)	35.40	11.68	24,390	.62		.60		1.75
	Year ended 12/31/2004	28.85	.61	3.35	3.96	(.56)	-	(.56)	32.25	13.91	21,543	.63		.63		2.05

Class B:	Six months ended 6/30/2009(6)	24.92	.15	2.02	2.17	(.15)	-	(.15)	26.94	8.76	852	1.48	(7)	1.48	(7)	1.21	(7)
	Year ended 12/31/2008	42.35	.34	(17.20)	(16.86)	(.31)	(.26)	(.57)	24.92	(40.14)	924	1.39		1.37		.94
	Year ended 12/31/2007	39.96	.70	4.38	5.08	(.62)	(2.07)	(2.69)	42.35	12.70	1,667	1.36		1.33		1.63
	Year ended 12/31/2006	35.33	.32	6.14	6.46	(.26)	(1.57)	(1.83)	39.96	18.33	1,417	1.38		1.35		.83
	Year ended 12/31/2005	32.19	.33	3.15	3.48	(.34)	-	(.34)	35.33	10.84	1,090	1.39		1.36		.99
	Year ended 12/31/2004	28.80	.38	3.35	3.73	(.34)	-	(.34)	32.19	13.03	971	1.40		1.39		1.29

Class C:	Six months ended 6/30/2009(6)	24.90	.15	2.01	2.16	(.15)	-	(.15)	26.91	8.73	1,570	1.48	(7)	1.48	(7)	1.23	(7)
	Year ended 12/31/2008	42.31	.32	(17.17)	(16.85)	(.30)	(.26)	(.56)	24.90	(40.16)	1,468	1.43		1.41		.90
	Year ended 12/31/2007	39.92	.70	4.36	5.06	(.60)	(2.07)	(2.67)	42.31	12.65	2,053	1.41		1.38		1.62
	Year ended 12/31/2006	35.30	.30	6.13	6.43	(.24)	(1.57)	(1.81)	39.92	18.23	1,380	1.43		1.41		.77
	Year ended 12/31/2005	32.17	.30	3.15	3.45	(.32)	-	(.32)	35.30	10.76	776	1.45		1.43		.91
	Year ended 12/31/2004	28.78	.37	3.34	3.71	(.32)	-	(.32)	32.17	12.96	566	1.47		1.46		1.24

Class F-1:	Six months ended 6/30/2009(6)	24.97	.25	2.01	2.26	(.24)	-	(.24)	26.99	9.18	3,028	.68	(7)	.68	(7)	2.02	(7)
	Year ended 12/31/2008	42.43	.60	(17.22)	(16.62)	(.58)	(.26)	(.84)	24.97	(39.69)	2,932	.62		.60		1.72
	Year ended 12/31/2007	40.03	1.06	4.36	5.42	(.95)	(2.07)	(3.02)	42.43	13.55	3,235	.61		.58		2.45
	Year ended 12/31/2006	35.39	.62	6.15	6.77	(.56)	(1.57)	(2.13)	40.03	19.21	1,815	.61		.58		1.58
	Year ended 12/31/2005	32.24	.57	3.16	3.73	(.58)	-	(.58)	35.39	11.64	662	.66		.63		1.71
	Year ended 12/31/2004	28.84	.59	3.35	3.94	(.54)	-	(.54)	32.24	13.84	463	.70		.70		2.02

Class F-2:	Six months ended 6/30/2009(6)	24.98	.27	2.03	2.30	(.28)	-	(.28)	27.00	9.33	413	.44	(7)	.44	(7)	2.22	(7)
	Period from 8/1/2008 to 12/31/2008	37.09	.23	(11.97)	(11.74)	(.37)	-	(.37)	24.98	(31.78)	92	.17		.16		.88

Class 529-A:	Six months ended 6/30/2009(6)	24.97	.24	2.02	2.26	(.24)	-	(.24)	26.99	9.16	560	.74	(7)	.74	(7)	1.97	(7)
	Year ended 12/31/2008	42.42	.58	(17.21)	(16.63)	(.56)	(.26)	(.82)	24.97	(39.71)	485	.68		.65		1.66
	Year ended 12/31/2007	40.02	1.03	4.36	5.39	(.92)	(2.07)	(2.99)	42.42	13.49	643	.66		.64		2.37
	Year ended 12/31/2006	35.38	.60	6.15	6.75	(.54)	(1.57)	(2.11)	40.02	19.16	414	.66		.63		1.55
	Year ended 12/31/2005	32.24	.55	3.15	3.70	(.56)	-	(.56)	35.38	11.60	231	.70		.67		1.66
	Year ended 12/31/2004	28.84	.59	3.34	3.93	(.53)	-	(.53)	32.24	13.77	146	.73		.72		2.00

Class 529-B:	Six months ended 6/30/2009(6)	24.96	.14	2.01	2.15	(.13)	-	(.13)	26.98	8.69	59	1.57	(7)	1.57	(7)	1.14	(7)
	Year ended 12/31/2008	42.41	.30	(17.22)	(16.92)	(.27)	(.26)	(.53)	24.96	(40.20)	54	1.50		1.47		.84
	Year ended 12/31/2007	40.01	.66	4.38	5.04	(.57)	(2.07)	(2.64)	42.41	12.57	80	1.48		1.46		1.53
	Year ended 12/31/2006	35.37	.27	6.16	6.43	(.22)	(1.57)	(1.79)	40.01	18.18	60	1.50		1.47		.71
	Year ended 12/31/2005	32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.66	40	1.54		1.52		.82
	Year ended 12/31/2004	28.83	.33	3.35	3.68	(.28)	-	(.28)	32.23	12.83	29	1.59		1.59		1.13

Class 529-C:	Six months ended 6/30/2009(6)	24.95	.14	2.02	2.16	(.14)	-	(.14)	26.97	8.71	169	1.56	(7)	1.56	(7)	1.15	(7)
	Year ended 12/31/2008	42.40	.30	(17.22)	(16.92)	(.27)	(.26)	(.53)	24.95	(40.21)	147	1.49		1.47		.85
	Year ended 12/31/2007	40.00	.67	4.37	5.04	(.57)	(2.07)	(2.64)	42.40	12.58	195	1.48		1.45		1.56
	Year ended 12/31/2006	35.37	.28	6.14	6.42	(.22)	(1.57)	(1.79)	40.00	18.16	126	1.49		1.47		.71
	Year ended 12/31/2005	32.23	.27	3.16	3.43	(.29)	-	(.29)	35.37	10.68	71	1.53		1.51		.83
	Year ended 12/31/2004	28.83	.34	3.34	3.68	(.28)	-	(.28)	32.23	12.84	45	1.58		1.58		1.14

Class 529-E:	Six months ended 6/30/2009(6)	$24.95	$.20	$2.02	$2.22	$(.20)	$-	$(.20)	$26.97	8.98%	$25	1.05	%(7)	1.05	%(7)	1.66	%(7)
	Year ended 12/31/2008	42.40	.48	(17.21)	(16.73)	(.46)	(.26)	(.72)	24.95	(39.90)	21	.98		.96		1.36
	Year ended 12/31/2007	40.00	.88	4.38	5.26	(.79)	(2.07)	(2.86)	42.40	13.14	29	.97		.95		2.05
	Year ended 12/31/2006	35.36	.48	6.15	6.63	(.42)	(1.57)	(1.99)	40.00	18.80	20	.97		.95		1.23
	Year ended 12/31/2005	32.23	.44	3.15	3.59	(.46)	-	(.46)	35.36	11.24	12	1.02		.99		1.34
	Year ended 12/31/2004	28.83	.49	3.35	3.84	(.44)	-	(.44)	32.23	13.40	7	1.06		1.05		1.66

Class 529-F-1:	Six months ended 6/30/2009(6)	24.95	.27	2.01	2.28	(.26)	-	(.26)	26.97	9.26	23	.55	(7)	.55	(7)	2.17	(7)
	Year ended 12/31/2008	42.39	.64	(17.19)	(16.55)	(.63)	(.26)	(.89)	24.95	(39.59)	20	.48		.46		1.84
	Year ended 12/31/2007	40.00	1.13	4.33	5.46	(1.00)	(2.07)	(3.07)	42.39	13.69	20	.47		.45		2.62
	Year ended 12/31/2006	35.36	.67	6.15	6.82	(.61)	(1.57)	(2.18)	40.00	19.40	11	.47		.45		1.73
	Year ended 12/31/2005	32.22	.59	3.15	3.74	(.60)	-	(.60)	35.36	11.68	5	.58		.56		1.76
	Year ended 12/31/2004	28.82	.58	3.33	3.91	(.51)	-	(.51)	32.22	13.73	2	.81		.80		1.95

Class R-1:	Six months ended 6/30/2009(6)	24.90	.15	2.01	2.16	(.15)	-	(.15)	26.91	8.73	80	1.47	(7)	1.47	(7)	1.26	(7)
	Year ended 12/31/2008	42.31	.32	(17.18)	(16.86)	(.29)	(.26)	(.55)	24.90	(40.16)	61	1.43		1.41		.91
	Year ended 12/31/2007	39.93	.72	4.33	5.05	(.60)	(2.07)	(2.67)	42.31	12.62	57	1.44		1.42		1.67
	Year ended 12/31/2006	35.31	.29	6.13	6.42	(.23)	(1.57)	(1.80)	39.93	18.19	23	1.47		1.43		.74
	Year ended 12/31/2005	32.18	.29	3.16	3.45	(.32)	-	(.32)	35.31	10.74	11	1.50		1.46		.88
	Year ended 12/31/2004	28.79	.37	3.33	3.70	(.31)	-	(.31)	32.18	12.92	6	1.53		1.49		1.26

Class R-2:	Six months ended 6/30/2009(6)	24.89	.14	2.01	2.15	(.13)	-	(.13)	26.91	8.71	436	1.55	(7)	1.55	(7)	1.16	(7)
	Year ended 12/31/2008	42.30	.30	(17.17)	(16.87)	(.28)	(.26)	(.54)	24.89	(40.19)	366	1.49		1.47		.85
	Year ended 12/31/2007	39.92	.70	4.34	5.04	(.59)	(2.07)	(2.66)	42.30	12.61	471	1.46		1.40		1.62
	Year ended 12/31/2006	35.29	.30	6.14	6.44	(.24)	(1.57)	(1.81)	39.92	18.26	291	1.54		1.41		.77
	Year ended 12/31/2005	32.17	.30	3.14	3.44	(.32)	-	(.32)	35.29	10.73	155	1.64		1.43		.91
	Year ended 12/31/2004	28.77	.38	3.34	3.72	(.32)	-	(.32)	32.17	13.02	93	1.76		1.45		1.29

Class R-3:	Six months ended 6/30/2009(6)	24.94	.21	2.02	2.23	(.21)	-	(.21)	26.96	9.02	1,300	.99	(7)	.99	(7)	1.73	(7)
	Year ended 12/31/2008	42.38	.48	(17.20)	(16.72)	(.46)	(.26)	(.72)	24.94	(39.89)	1,058	.98		.95		1.37
	Year ended 12/31/2007	39.98	.92	4.34	5.26	(.79)	(2.07)	(2.86)	42.38	13.17	1,157	.97		.94		2.12
	Year ended 12/31/2006	35.35	.47	6.14	6.61	(.41)	(1.57)	(1.98)	39.98	18.75	525	.99		.96		1.21
	Year ended 12/31/2005	32.21	.45	3.16	3.61	(.47)	-	(.47)	35.35	11.26	220	1.01		.98		1.35
	Year ended 12/31/2004	28.82	.50	3.33	3.83	(.44)	-	(.44)	32.21	13.41	125	1.05		1.04		1.69

Class R-4:	Six months ended 6/30/2009(6)	24.95	.25	2.00	2.25	(.24)	-	(.24)	26.96	9.14	1,219	.69	(7)	.69	(7)	2.04	(7)
	Year ended 12/31/2008	42.39	.58	(17.19)	(16.61)	(.57)	(.26)	(.83)	24.95	(39.70)	942	.67		.65		1.68
	Year ended 12/31/2007	39.99	1.05	4.34	5.39	(.92)	(2.07)	(2.99)	42.39	13.51	879	.66		.64		2.42
	Year ended 12/31/2006	35.36	.59	6.14	6.73	(.53)	(1.57)	(2.10)	39.99	19.12	438	.67		.65		1.52
	Year ended 12/31/2005	32.22	.55	3.16	3.71	(.57)	-	(.57)	35.36	11.61	205	.69		.66		1.66
	Year ended 12/31/2004	28.83	.60	3.33	3.93	(.54)	-	(.54)	32.22	13.85	80	.69		.69		2.04

Class R-5:	Six months ended 6/30/2009(6)	24.99	.28	2.03	2.31	(.28)	-	(.28)	27.02	9.37	1,058	.39	(7)	.39	(7)	2.28	(7)
	Year ended 12/31/2008	42.46	.69	(17.23)	(16.54)	(.67)	(.26)	(.93)	24.99	(39.53)	1,077	.37		.35		1.98
	Year ended 12/31/2007	40.06	1.18	4.34	5.52	(1.05)	(2.07)	(3.12)	42.46	13.81	1,014	.37		.34		2.73
	Year ended 12/31/2006	35.41	.71	6.16	6.87	(.65)	(1.57)	(2.22)	40.06	19.50	481	.38		.35		1.83
	Year ended 12/31/2005	32.26	.65	3.17	3.82	(.67)	-	(.67)	35.41	11.94	265	.39		.36		1.96
	Year ended 12/31/2004	28.86	.68	3.35	4.03	(.63)	-	(.63)	32.26	14.19	141	.39		.39		2.31

Class R-6:	Period from 5/1/2009 to 6/30/2009(6)	25.63	.14	1.38	1.52	(.14)	-	(.14)	27.01	5.92	327	.06		.06		.51

	Six months ended June 30,	Year ended December 31
	2009(6)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	18%	29%	27%	21%	24%	30%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)For the year ended December 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $0.39 and 0.90%, respectively.  The impact to the other share classes would have been approximately the same.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Unaudited.
(7)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009, through June 30, 2009).

Actual expenses:

The first line of each share class in the table on page 34 provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on page 34 provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated on the previous page. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2009	Ending account value 6/30/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,091.99	$3.68	.71%
Class A -- assumed 5% return	1,000.00	1,021.27	3.56	.71
Class B -- actual return	1,000.00	1,087.57	7.66	1.48
Class B -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class C -- actual return	1,000.00	1,087.30	7.66	1.48
Class C -- assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class F-1 -- actual return	1,000.00	1,091.83	3.53	.68
Class F-1 -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class F-2 -- actual return	1,000.00	1,093.26	2.28	.44
Class F-2 -- assumed 5% return	1,000.00	1,022.61	2.21	.44
Class 529-A -- actual return	1,000.00	1,091.64	3.84	.74
Class 529-A -- assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-B -- actual return	1,000.00	1,086.94	8.12	1.57
Class 529-B -- assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class 529-C -- actual return	1,000.00	1,087.05	8.07	1.56
Class 529-C -- assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class 529-E -- actual return	1,000.00	1,089.83	5.44	1.05
Class 529-E -- assumed 5% return	1,000.00	1,019.59	5.26	1.05
Class 529-F-1 -- actual return	1,000.00	1,092.58	2.85	.55
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.07	2.76	.55
Class R-1 -- actual return	1,000.00	1,087.33	7.61	1.47
Class R-1 -- assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class R-2 -- actual return	1,000.00	1,087.06	8.02	1.55
Class R-2 -- assumed 5% return	1,000.00	1,017.11	7.75	1.55
Class R-3 -- actual return	1,000.00	1,090.18	5.13	.99
Class R-3 -- assumed 5% return	1,000.00	1,019.89	4.96	.99
Class R-4 -- actual return	1,000.00	1,091.42	3.58	.69
Class R-4 -- assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-5 -- actual return	1,000.00	1,093.74	2.02	.39
Class R-5 -- assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-6 -- actual return †	1,000.00	1,059.20	.58	.34
Class R-6 -- assumed 5% return †	1,000.00	1,023.11	1.71	.34

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 1, 2009 (the initial sale of the share class), through June 30, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 181 days.

Office of the fund
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2009, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•	A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•  Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•  Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
> Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•  Equity-income funds
Capital Income Builder®
The Income Fund of America®

•   Balanced fund
American Balanced Fund®

•   Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•  Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•  Money market fund
American Funds Money Market FundSM

•  American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-910-0809P

Litho in USA KBDA/B/8083-S20697

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

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Fundamental InvestorsSM
Investment portfolio

June 30, 2009
 unaudited

Common stocks — 94.25%	Shares	Value (000)

INFORMATION TECHNOLOGY — 17.23%
Oracle Corp.	38,391,979	$822,356
Microsoft Corp.	32,295,000	767,652
Yahoo! Inc.[1]	32,160,000	503,626
Google Inc., Class A1	1,170,000	493,260
Apple Inc.[1]	2,845,000	405,213
Cisco Systems, Inc.[1]	21,393,500	398,775
Corning Inc.	24,270,000	389,776
Intuit Inc.[1]	10,075,000	283,712
SAP AG (ADR)	7,000,000	281,330
QUALCOMM Inc.	4,550,000	205,660
EMC Corp.[1]	14,000,000	183,400
Applied Materials, Inc.	14,600,000	160,162
Fidelity National Information Services, Inc.	7,615,000	151,996
Intel Corp.	8,000,000	132,400
Visa Inc., Class A	2,100,000	130,746
Xilinx, Inc.	6,100,000	124,806
Microchip Technology Inc.	5,100,000	115,005
Lender Processing Services, Inc.	3,807,500	105,734
Paychex, Inc.	3,500,000	88,200
Kyocera Corp.[2]	1,125,000	84,387
Red Hat, Inc.[1]	3,500,000	70,455
Hewlett-Packard Co.	1,800,000	69,570
Comverse Technology, Inc.[1]	7,684,470	65,702
Linear Technology Corp.	2,700,000	63,045
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	36,420,000	60,572
Texas Instruments Inc.	2,500,000	53,250
KLA-Tencor Corp.	1,674,500	42,281
Tyco Electronics Ltd.	1,725,000	32,068
ASML Holding NV2	1,374,568	29,805
HTC Corp.[2]	1,522,800	21,439
Metavante Technologies, Inc.[1]	496,666	12,844
Murata Manufacturing Co., Ltd.[2]	300,000	12,715
		6,361,942

ENERGY — 13.32%
Suncor Energy Inc.	36,016,206	1,095,822
Occidental Petroleum Corp.	7,304,244	480,692
Murphy Oil Corp.	4,343,636	235,946
Tenaris SA (ADR)	8,610,000	232,814
CONSOL Energy Inc.[3]	6,700,000	227,532
FMC Technologies, Inc.[1]	6,000,400	225,495
EnCana Corp.	4,300,000	213,317
Chevron Corp.	3,117,763	206,552
Petro-Canada	4,890,000	188,954
Diamond Offshore Drilling, Inc.	2,150,000	178,557
Royal Dutch Shell PLC, Class A (ADR)	3,500,000	175,665
Hess Corp.	3,000,000	161,250
Schlumberger Ltd.	2,700,000	146,097
Imperial Oil Ltd.	3,608,739	140,066
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,210,000	131,546
Baker Hughes Inc.	3,500,000	127,540
TOTAL SA2	2,350,000	127,240
Acergy SA2	9,520,000	93,953
Smith International, Inc.	3,385,000	87,164
Halliburton Co.	4,060,000	84,042
OAO TMK (GDR)[2]	5,685,000	58,927
Devon Energy Corp.	1,000,000	54,500
Helmerich & Payne, Inc.	1,590,000	49,083
Canadian Oil Sands Trust	1,938,600	46,343
Exxon Mobil Corp.	500,000	34,955
Saipem SpA, Class S2	1,000,000	24,403
Quicksilver Resources Inc.[1]	2,592,200	24,082
Cameco Corp.	846,300	21,724
Marathon Oil Corp.	710,000	21,392
Arch Coal, Inc.	1,286,600	19,775
		4,915,428

HEALTH CARE — 11.70%
Merck & Co., Inc.	28,040,800	784,021
Roche Holding AG2	3,820,000	519,969
Medtronic, Inc.	13,625,000	475,376
Eli Lilly and Co.	13,285,000	460,192
C. R. Bard, Inc.	2,650,000	197,293
Wyeth	4,000,000	181,560
Hologic, Inc.[1]	12,730,000	181,148
Intuitive Surgical, Inc.[1]	899,895	147,277
Shire Ltd. (ADR)	3,500,000	145,180
Schering-Plough Corp.	5,352,800	134,462
Novartis AG2	3,200,000	130,077
Johnson & Johnson	2,200,000	124,960
Amgen Inc.[1]	2,058,000	108,951
Baxter International Inc.	1,816,900	96,223
Bayer AG, non-registered shares[2]	1,725,000	92,596
Abbott Laboratories	1,800,000	84,672
St. Jude Medical, Inc.[1]	1,900,000	78,090
Novo Nordisk A/S, Class B2	1,329,000	72,252
Stryker Corp.	1,800,000	71,532
Boston Scientific Corp.[1]	6,860,000	69,560
Hospira, Inc.[1]	1,700,000	65,484
Aetna Inc.	2,310,000	57,866
Medco Health Solutions, Inc.[1]	926,000	42,235
		4,320,976

INDUSTRIALS — 9.72%
Deere & Co.	10,600,000	423,470
Union Pacific Corp.	6,100,000	317,566
Emerson Electric Co.	8,000,000	259,200
Schneider Electric SA2	3,157,277	241,390
Boeing Co.	5,500,000	233,750
Northrop Grumman Corp.	3,966,243	181,178
Parker Hannifin Corp.	4,200,000	180,432
Tyco International Ltd.	6,615,000	171,858
United Parcel Service, Inc., Class B	3,250,000	162,467
Waste Management, Inc.	5,400,000	152,064
European Aeronautic Defence and Space Co. EADS NV2	7,500,000	121,503
First Solar, Inc.[1]	685,300	111,101
Lockheed Martin Corp.	1,248,200	100,667
United Technologies Corp.	1,750,000	90,930
Precision Castparts Corp.	1,200,000	87,636
Fastenal Co.	2,500,500	82,942
Joy Global Inc.	2,238,638	79,964
General Electric Co.	6,650,000	77,938
Raytheon Co.	1,732,732	76,985
Republic Services, Inc.	3,051,600	74,490
KBR, Inc.	3,950,000	72,838
General Dynamics Corp.	1,145,800	63,466
Grafton Group PLC, units[2,4]	14,962,000	55,193
Corporate Executive Board Co.[4]	2,304,200	47,835
Vestas Wind Systems A/S1,2	595,000	42,784
Vallourec SA2	324,232	39,406
Iron Mountain Inc.[1]	1,000,000	28,750
Kingspan Group PLC[2]	2,110,000	11,870
		3,589,673

FINANCIALS — 9.15%
JPMorgan Chase & Co.	20,780,000	708,806
Wells Fargo & Co.	20,869,700	506,299
U.S. Bancorp	21,952,000	393,380
Bank of America Corp.	22,000,000	290,400
Berkshire Hathaway Inc., Class A1	2,945	265,050
ACE Ltd.	5,400,000	238,842
SunTrust Banks, Inc.	9,250,000	152,162
AMP Ltd.[2]	25,000,412	97,983
Crédit Agricole SA2	7,246,170	90,729
Industrial and Commercial Bank of China Ltd., Class H2	123,085,000	85,485
Marsh & McLennan Companies, Inc.	3,560,000	71,663
Cincinnati Financial Corp.	3,000,000	67,050
Travelers Companies, Inc.	1,500,000	61,560
T. Rowe Price Group, Inc.	1,200,000	50,004
Irish Life & Permanent PLC[2]	9,000,000	45,776
Citigroup Inc.	14,000,000	41,580
Bank of Ireland[1,2]	15,863,513	37,534
People’s United Financial, Inc.	2,000,000	30,080
Bank of New York Mellon Corp.	1,000,000	29,310
CapitalSource Inc.	6,000,954	29,284
Northern Trust Corp.	483,400	25,949
American Express Co.	1,100,000	25,564
Allied Irish Banks, PLC[2]	8,200,000	19,699
Marshall & Ilsley Corp.	3,189,998	15,312
		3,379,501

MATERIALS — 7.48%
Syngenta AG2	2,025,400	470,565
Rio Tinto PLC[2]	9,509,978	330,911
Potash Corp. of Saskatchewan Inc.	2,634,100	245,103
BHP Billiton Ltd.[2]	7,375,000	202,180
Monsanto Co.	2,100,000	156,114
E.I. du Pont de Nemours and Co.	6,000,000	153,720
CRH PLC[2]	6,499,642	148,964
Vale SA, ordinary nominative (ADR)	7,000,000	123,410
Praxair, Inc.	1,725,000	122,596
Weyerhaeuser Co.	3,583,000	109,031
Newmont Mining Corp.	2,500,000	102,175
Freeport-McMoRan Copper & Gold Inc.	2,000,000	100,220
Sigma-Aldrich Corp.	1,925,000	95,403
Ecolab Inc.	2,100,000	81,879
Alcoa Inc.	6,000,000	61,980
Cliffs Natural Resources Inc.	2,000,000	48,940
Mosaic Co.	1,000,000	44,300
Grupo México, SAB de CV, Series B	37,620,293	41,072
United States Steel Corp.	1,000,000	35,740
Norsk Hydro ASA[1,2]	6,500,000	33,518
Vulcan Materials Co.	770,649	33,215
Buzzi Unicem SpA, nonconvertible shares[2]	2,640,000	21,156
		2,762,192

CONSUMER DISCRETIONARY — 7.26%
McDonald’s Corp.	9,456,400	543,648
Lowe’s Companies, Inc.	13,700,000	265,917
Home Depot, Inc.	10,000,000	236,300
Starbucks Corp.[1]	14,000,000	194,460
Johnson Controls, Inc.	7,500,000	162,900
Strayer Education, Inc.[4]	725,000	158,130
Time Warner Inc.	5,833,333	146,942
Walt Disney Co.	6,000,000	139,980
Comcast Corp., Class A	8,000,000	115,920
Virgin Media Inc.[1]	9,000,000	84,150
Macy’s, Inc.	6,500,000	76,440
Amazon.com, Inc.[1]	900,000	75,294
Marriott International, Inc., Class A	3,328,537	73,461
Nikon Corp.[2]	3,977,000	68,365
Shaw Communications Inc., Class B, nonvoting	4,000,000	67,440
Bed Bath & Beyond Inc.[1]	2,000,000	61,500
Penn National Gaming, Inc.[1]	1,763,000	51,321
Toyota Motor Corp.[2]	1,000,000	37,802
News Corp., Class A	3,650,000	33,251
Starwood Hotels & Resorts Worldwide, Inc.	1,411,617	31,338
Chipotle Mexican Grill, Inc., Class A1	202,832	16,227
Chipotle Mexican Grill, Inc., Class B1	177,000	12,353
Weight Watchers International, Inc.	1,070,000	27,574
		2,680,713

CONSUMER STAPLES — 6.24%
Coca-Cola Co.	11,360,000	545,166
Wal-Mart Stores, Inc.	8,400,000	406,896
Philip Morris International Inc.	9,224,800	402,386
Altria Group, Inc.	14,175,100	232,330
Procter & Gamble Co.	3,855,000	196,991
Avon Products, Inc.	6,880,000	177,366
Kraft Foods Inc., Class A	5,500,000	139,370
Diageo PLC[2]	6,700,000	96,171
Unilever NV, depository receipts[2]	3,220,000	77,686
C&C Group PLC[2]	8,655,047	29,221
		2,303,583

UTILITIES — 4.49%
Exelon Corp.	5,860,900	300,137
GDF Suez[2]	6,029,861	225,190
Edison International	5,250,000	165,165
Questar Corp.	5,000,000	155,300
American Water Works Co., Inc.	7,785,000	148,771
PPL Corp.	4,500,000	148,320
E.ON AG2	4,000,000	141,932
Duke Energy Corp.	6,500,000	94,835
Electricité de France SA2	1,734,000	84,529
PG&E Corp.	2,000,000	76,880
FPL Group, Inc.	1,050,000	59,703
SUEZ Environnement Co.[2]	2,500,000	43,827
Entergy Corp.	150,000	11,628
		1,656,217

TELECOMMUNICATION SERVICES — 3.03%
Verizon Communications Inc.	13,800,000	424,074
AT&T Inc.	10,350,000	257,094
Telefónica, SA2	9,500,000	215,343
SOFTBANK CORP.[2]	4,700,000	91,269
Vodafone Group PLC[2]	44,500,000	85,976
Qwest Communications International Inc.	10,500,000	43,575
		1,117,331

MISCELLANEOUS — 4.63%
Other common stocks in initial period of acquisition		1,707,900

Total common stocks (cost: $36,627,485,000)		34,795,456

Rights — 0.15%

MISCELLANEOUS — 0.15%
Other rights in initial period of acquisition		55,238

Total rights (cost: $37,154,000)		55,238

Convertible securities — 0.03%

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		10,062

Total convertible securities (cost: $8,750,000)		10,062

	Principal amount	Value
Bonds & notes — 0.28%	(000)	(000)

INDUSTRIALS — 0.14%
Burlington Northern Santa Fe Corp. 7.00% 2014	$48,570	$52,012

MORTGAGE-BACKED OBLIGATIONS[5] — 0.09%
Citigroup Mortgage Loan Trust, Inc., Series 2007-9, Class 2-A-1, 6.50% 2037	25,224	14,677
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	17,087	9,676
ChaseFlex Trust, Series 2007-2, Class A-1, 0.594% 2037[6]	16,752	8,449
		32,802

CONSUMER DISCRETIONARY — 0.05%
MGM MIRAGE 10.375% 2014[7]	7,125	7,428
MGM MIRAGE 11.125% 2017[7]	10,375	11,049
		18,477

Total bonds & notes (cost: $99,441,000)		103,291

Short-term securities — 5.30%

Federal Home Loan Bank 0.17%–0.57% due 7/2–10/13/2009	416,494	416,351
Freddie Mac 0.15%–1.00% due 7/13/2009–2/4/2010	395,900	395,637
U.S. Treasury Bills 0.14%–0.67% due 7/2–11/19/2009	369,180	369,045
Fannie Mae 0.22%–0.52% due 7/29–9/21/2009	147,900	147,842
Coca-Cola Co. 0.32%–0.55% due 7/24–8/11/2009[7]	113,500	113,486
Abbott Laboratories 0.18%–0.20% due 7/2–7/24/2009[7]	107,900	107,894
Pfizer Inc 0.22%–0.35% due 7/17–12/8/2009[7]	93,000	92,908
Jupiter Securitization Co., LLC 0.25%–0.28% due 7/16–8/10/2009[7]	76,900	76,886
Yale University 0.32%–0.40% due 7/15–9/14/2009	56,000	55,966
Johnson & Johnson 0.20% due 8/19/2009[7]	50,000	49,988
Eli Lilly and Co. 0.50% due 7/8/2009[7]	36,000	35,998
Medtronic Inc. 0.20% due 7/14/2009[7]	24,727	24,725
Private Export Funding Corp. 0.24% due 9/8/2009[7]	20,000	19,995
Microsoft Corp. 0.19% due 7/28/2009[7]	15,000	14,998
Emerson Electric Co. 0.20% due 8/18/2009[7]	12,800	12,796
United Technologies Corp. 0.21% due 8/20/2009[7]	12,700	12,691
General Electric Capital Corp. 0.15% due 7/1/2009	9,000	9,000

Total short-term securities (cost: $1,955,748,000)		1,956,206

Total investment securities (cost: $38,728,578,000)		36,920,253
Other assets less liabilities		(3,496)

Net assets		$36,916,757

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $5,169,473,000, which represented 14.00% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 10/2/2003 at a cost of $61,372,000) may be subject to legal or contractual restrictions on resale.
4Represents an affiliated company as defined under the Investment Company Act of 1940.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $580,842,000, which represented 1.57% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-910-0809O-S21440

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FUNDAMENTAL INVESTORS, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: September 4, 2009

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: September 4, 2009